SCHEDULE OF CONDENSED BALANCE SHEETS (Details)	Dec. 31, 2025 USD ($)	Dec. 31, 2025 HKD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2024 HKD ($)	Dec. 31, 2023 HKD ($)	Dec. 31, 2022 HKD ($)
Current assets
Cash and cash equivalents	$ 1,665,000	$ 12,963,000		$ 30,618,000	$ 12,048,000
Prepaid expenses and other current assets	2,044,000	15,910,000		5,485,000
Total current assets	14,273,000	111,101,000		64,546,000
Non-current assets
Intangible asset, net	456,000	3,550,000		600,000
Total non-current assets	1,049,000	8,151,000		7,183,000
TOTAL ASSETS	15,322,000	119,252,000	$ 9,232,000	71,729,000	106,644,000
Current liabilities
Accruals and other current liabilities	451,000	3,510,000		2,686,000
Total current liabilities	4,138,000	32,210,000		15,516,000
TOTAL LIABILITIES	4,138,000	32,210,000	$ 2,124,000	16,510,000	45,902,000
Shareholders’ deficit
Total shareholders’ equity	11,184,000	87,042,000		55,219,000	$ 60,742,000	$ 80,078,000
TOTAL LIABILITIES AND SHAREHOLDERS’ EQUITY	15,322,000	119,252,000		71,729,000
Parent Company [Member]
Current assets
Cash and cash equivalents	15,610	121,494		149,992
Prepaid expenses and other current assets	2,011,743	15,658,000		63,200
Amount due from a shareholder	7,580	58,996		9
Amount due from fellow subsidiaries	5,016,209	39,042,660
Total current assets	7,051,142	54,881,150		213,201
Non-current assets
Interests in subsidiaries	302	2,348		1,560
Intangible asset, net	379,059	2,950,333
Total non-current assets	379,361	2,952,681		1,560
TOTAL ASSETS	7,430,503	57,833,831		214,761
Current liabilities
Amount due to a related party				542,623
Accruals and other current liabilities	181,264	1,410,822
Total current liabilities	181,264	1,410,822		542,623
TOTAL LIABILITIES	181,264	1,410,822		542,623
Shareholders’ deficit
Preferred shares US$0.0001 par value per share; 3,000,000 authorized; nil share issued and outstanding as of December 31, 2023 and 2024 Ordinary shares US$0.0001 par value per share; 300,000,000 authorized; 12,000,000 shares issued and outstanding as of December 31, 2023 and 2024	1,538	11,973		9
Share premium	9,144,477	71,174,204
Accumulated losses	(1,896,776)	(14,763,168)		(327,871)
Total shareholders’ equity	7,249,239	56,423,009		(327,862)
TOTAL LIABILITIES AND SHAREHOLDERS’ EQUITY	$ 7,430,503	$ 57,833,831		$ 214,761